SHARE-BASED COMPENSATION (Schedule Of Fair Value Of Options Granted, Estimated On Date Of Grant Using Option-Pricing Models With Assistance From Marsh, Independent Valuation Firm, With Assumptions Used) (Details) - $ / shares
		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2016	Dec. 31, 2017	May 31, 2016
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)	[1]	2.82%
Exercise price		$ 0.3
Dividend yield (as a percent)	[2]	8212.00%
Fair value of underlying ordinary share		$ 0.10		$ 0.53	$ 0.69
Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Risk-free interest rate (as a percent)				2.00%
Volatility (as a percent)				50.00%
Expected term (in years)		10 years	[3]	10 years
Exercise price				$ 1.227
Dividend yield (as a percent)				0.00%
Fair value of underlying ordinary share	[4]					$ 0.75
Maximum [Member] | Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Volatility (as a percent)	[5]	55.00%
Minimum [Member] | Binomial option pricing model [Member]
Fair value of the options granted, estimated on the date of grant using option-pricing models with assistance an independent valuation firm, with assumptions used [Line Items]
Volatility (as a percent)	[5]	28.00%

[1]	Risk-free interest rate was estimated based on the yield to maturity of treasury bonds of the United States with a maturity period close to the expected life of the options.
[2]	The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.
[3]	For the options granted to employees, the Company estimated the expected term based on the vesting and contractual terms and employee demographics. For the options granted to non-employees, the Company estimated the expected term as the original contractual term.
[4]	The estimated fair value of the ordinary shares underlying the options as of the valuation date was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third party appraisal of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation date was determined with the assistance of an independent third party appraiser.
[5]	The volatility of the underlying ordinary shares during the life of the options was estimated based on the historical stock price volatility of listed comparable companies over a period comparable to the expected term of the options.